PGIM S&P 500 Max Buffer ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 199.9%
Affiliated Mutual Fund 100.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $2,000,025)(wb)	2,000,025	$2,000,025
Options Purchased*~ 99.9%
(cost $1,999,162)		1,999,035

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 199.9% (cost $3,999,187)		3,999,060
Option Written*~ (3.5)%
(premiums received $69,903)		(69,967)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 196.4% (cost $3,929,284)		3,929,093
Liabilities in excess of other assets(z) (96.4)%		(1,929,018)

Net Assets 100.0%		$2,000,075

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$12.64		31		3	$1,897,541
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		31		3	101,494
Total Options Purchased (cost $1,999,162)								$1,999,035
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$682.20		31		3	$(69,967)
(premiums received $69,903)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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